UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857
                                                     ---------

                OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--25.2%
------------------------------------------------------------------------------------------------------------------------------------
RAF Fund Ltd. 1,2 (Cost $359,830,539)                                                                  4,000,000    $   326,615,070

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 3     $       1,889,343          1,882,408
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates,
Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 3,4                                                           3,200,000          3,200,096
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 4               405,715             85,200
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                                                                               1,502,443          1,493,505
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 3                                                              6,913,000          6,913,543
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts., Series 2000-14, Cl. 2,
8.61%, 9/30/08 4                                                                                       3,013,971            576,271
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations,
Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 3                                                             5,940,000          5,952,457
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $22,868,335)                                                                         20,103,480

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--35.2%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--29.4%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--29.4%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                194,990            201,749
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                                  1,421,388          1,380,371
6%, 7/1/17                                                                                             1,319,108          1,342,959
6.50%, 6/1/16-8/1/32                                                                                   7,095,452          7,279,783
7%, 11/1/22-12/1/34                                                                                    4,812,111          4,997,666
8%, 4/1/16                                                                                                95,375            100,602
9%, 8/1/22-5/1/25                                                                                         30,117             32,333
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                                                                 1,460,527          1,502,860
Series 2002-66, Cl. FG, 6.32%, 9/25/32 3                                                               1,482,200          1,508,926
Series 2002-84, Cl. FB, 6.32%, 12/25/32 3                                                              7,803,811          8,024,628
Series 2003-11, Cl. FA, 6.32%, 9/25/32 3                                                               5,551,805          5,708,741
Series 2080, Cl. C, 6.50%, 8/15/28                                                                     2,548,933          2,616,933
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     1,393,105          1,428,030
Series 2116, Cl. ZA, 6%, 1/15/29                                                                       6,625,267          6,765,149
Series 2191, Cl. TZ, 7%, 10/15/29                                                                      2,919,886          3,030,335
Series 2341, Cl. FP, 6.22%, 7/15/31 3                                                                  1,195,543          1,219,261
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    4,354,549          4,481,675
Series 2436, Cl. MC, 7%, 4/15/32                                                                       1,600,987          1,662,757
Series 2465, Cl. PG, 6.50%, 6/15/32                                                                    6,627,189          6,824,366
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 12.646%, 7/1/26 5                                                                    656,230            144,457
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-12/1/20                                                                                 35,591,958         34,538,235
5%, 12/1/17-3/1/34                                                                                    91,777,214         89,996,458
5%, 4/1/20 6                                                                                           1,299,000          1,281,139


              1 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
5.50%, 4/1/22 6                                                                                $      33,878,000    $    33,962,695
6%, 6/1/30-11/1/33                                                                                    34,108,936         34,527,936
6%, 4/1/21 6                                                                                          57,846,000         58,804,045
6.50%, 5/1/17-5/1/33                                                                                  14,796,268         15,191,762
7%, 11/1/17-4/1/33                                                                                    18,970,443         19,798,912
8.50%, 7/1/32                                                                                             16,947             18,272
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                3,844,308          3,944,253
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                                                 7,702,519          8,140,327
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      4,869,236          4,960,843
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     3,622,821          3,571,876
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 9,590,000          9,615,280
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 294, Cl. 2, 9.884%, 2/1/28 5                                                                       517,733            120,015
Trust 321, Cl. 2, 9.905%, 4/1/32 5                                                                     2,330,851            549,225
Trust 342, Cl. 2, 8.865%, 9/1/33 5                                                                     4,793,901          1,104,036
                                                                                                                    ----------------
                                                                                                                        380,378,890
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                               52,378             55,731
                                                                                                                    ----------------
                                                                                                                             55,731
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--5.8%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--5.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates,
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                5,325,000          5,361,838
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                                                                         1,458,330          1,484,910
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                                     588,706            572,432
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B,
5.42%, 8/25/08 3,4                                                                                     3,718,337          3,721,653
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               3,446,108          3,436,902
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                1,513,839          1,515,158
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             4,979,774          4,989,345
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                  681,000            669,455
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                1,300,000          1,281,793
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                2,750,000          2,730,870
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               5,992,000          5,997,635
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A2,
5.479%, 11/10/39 3                                                                                     5,066,000          5,134,056
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                950,000            935,447


              2 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY CONTINUED
COMMERCIAL CONTINUED
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                      $       2,585,000    $     2,559,044
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             4,000,000          4,008,120
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                3,320,000          3,304,545
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                3,826,543          3,861,550
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                 5,106,443          5,096,015
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                                  6,854,327          6,836,723
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                     3,683,000          3,698,149
                                                                                                                    ---------------
                                                                                                                         67,195,640
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                7,387,275          7,488,850
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                  527,534            538,648
                                                                                                                    ---------------
                                                                                                                          8,027,498
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $454,390,645)                                                                   455,657,759

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 2/29/12 7                                                                                      2,535,000          2,545,201
4.75%, 1/31/12 7                                                                                       3,579,000          3,611,297
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $6,116,934)                                                                       6,156,498

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--16.8%
------------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 8                                                      6,020,000          5,938,315
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08                                                              320,000            316,502
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08                                      300,000            296,111
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07 9                                                 3,170,000          3,174,818
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker Holdings, Inc., 6.55% Sr. Unsec. Nts., 7/1/07 8,9                                       6,425,000          6,428,682
------------------------------------------------------------------------------------------------------------------------------------
Block Financial Corp., 8.50% Sr. Unsec. Unsub. Nts., 4/15/07                                           4,980,000          4,984,138
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                     4,075,000          4,335,197
------------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                                              6,440,000          6,440,824
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                             4,360,000          4,605,808
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                             890,000            891,814
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      3,885,000          4,026,803
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                                            1,900,000          2,009,328
7.40% Unsec. Nts., 5/15/07 9                                                                           3,810,000          3,818,024
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                                        490,000            508,798
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                3,870,000          3,854,636
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10                                                   6,305,000          6,425,747
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.625% Nts., Series K, 5/15/07                                           3,170,000          3,170,948
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                                                 1,590,000          1,548,140
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07                                                                         4,460,000          4,517,186


              3 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
8% Sr. Nts., 2/1/09                                                                            $       1,630,000    $     1,691,207
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                                    5,305,000          5,732,206
5.69% Nts., Series E, 3/13/09 3                                                                        1,775,000          1,779,067
------------------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                             3,465,000          3,532,360
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                 2,870,000          3,080,391
------------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                        270,000            268,173
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 5.50% Unsec. Nts., 4/1/07                                                           1,270,000          1,270,000
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   5,180,000          5,086,822
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                                    510,000            504,514
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                         3,580,000          3,631,223
7.75% Sr. Unsec. Nts., 2/15/12                                                                           470,000            514,235
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                                       5,225,000          5,600,421
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                     3,810,000          3,803,112
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                             243,000            252,488
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                                        720,000            709,061
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                5,150,000          5,205,435
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                        320,000            320,791
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                                580,000            577,584
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                        465,000            478,661
------------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                              283,000            285,442
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 8.875% Sr. Nts., 5/15/07                                                   4,745,000          4,762,528
------------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07                                                    3,264,000          3,246,802
------------------------------------------------------------------------------------------------------------------------------------
P&O Princess/Carnival plc, 7.30% Nts., 6/1/07                                                            935,000            937,529
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                  6,685,000          6,985,825
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 8                                   5,286,667          5,233,620
------------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 8                                                        1,140,000          1,114,539
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus Nts., 7/1/07 8                                        630,000            633,855
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                            3,570,000          3,567,376
------------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                                       1,235,000          1,220,080
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                6,295,000          6,206,303
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                        630,000            609,298
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                                           1,385,000          1,370,053
------------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10                                               7,080,000          7,083,207
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                           4,387,000          4,561,861
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                                    6,220,000          6,677,647
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             5,925,000          5,728,035
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     5,740,000          5,697,955
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                           4,565,000          5,004,144
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                    2,280,000          2,327,805
7.625% Sr. Unsec. Nts., 2/15/12                                                                        1,550,000          1,674,019
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.:
5.50% Nts., 11/15/11                                                                                   2,500,000          2,522,715
6.75% Sr. Unsec. Unsub. Nts., 4/15/11 9                                                                4,145,000          4,372,134
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                     540,000            543,830
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 3,4                                                        6,585,000          6,587,193
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    5,315,000          5,535,195
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                            6,625,000          7,138,020


              4 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                      $       3,900,000    $     4,284,716
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $216,319,920)                                                                     217,241,296

------------------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--21.9%
------------------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--20.2%
AIG International, Inc.:
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.03%. 5/9/08 10                             20,000,000         26,869,136
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.218%. 1/18/08 10                           20,000,000         28,404,588
------------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 5.075%, 4/7/08 10                             41,000,000         54,802,527
Goldman Sachs Commodity Index Total Return Linked Nts., 5.13%, 6/6/08 10                              13,000,000         19,070,082
Goldman Sachs Commodity Index Total Return Linked Nts., 5.153%, 2/8/08 10                             30,000,000         44,007,882
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity Index
Total Return Linked Securities, 5.219%, 3/7/08 3,10                                                   60,000,000         87,458,956
                                                                                                                    ---------------
                                                                                                                        260,613,171

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--1.7%
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series 2002-1,
4.642%, 11/30/07 3                                                                                     5,434,321          5,409,188
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), AB Svensk Exportkredit Linked Nts., 5.10%, 1/29/08 3                 15,000,000         17,196,000
                                                                                                                    ---------------
                                                                                                                         22,605,188
                                                                                                                    ---------------
Total Hybrid Instruments (Cost $204,453,759)                                                                            283,218,359

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 11,12 (Cost $71,131,217)                    71,131,217         71,131,217

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 13
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.04% in joint repurchase agreement (Principal Amount/Value
$2,250,000,000, with a maturity value of $2,251,021,406 with Banc of America Securities LLC,
5.4475%, dated 3/30/07, to be repurchased at $932,527 on 4/2/07, collateralized by U.S.
Agency Mortgages, 5%, 6/1/35, with a value of $2,295,000,000                                   $         932,104            932,104
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.04% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $1,295,995 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                                     1,295,406          1,295,406


              5 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS CONTINUED
Undivided interest of 0.07% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of $1,500,684,688) with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at $1,000,456 on 4/2/07, collateralized by Private Label
CMOs, 0.00%, 5/25/35-2/25/47, with a value of $1,575,000,000                                   $       1,000,000    $     1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000, with a maturity value of $1,500,679,688) with Cantor Fitzgerald & Co.,
5.4375%, dated 3/30/07, to be repurchased at $1,100,498 on 4/2/07, collateralized by U.S.
Agency Mortgages, 0.00%-6%, 10/15/08-3/25/44, with a value of $1,530,001,159                           1,100,000          1,100,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.15% in joint repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of $500,228,229) with Credit Suisse First Boston LLC,
5.4775%, dated 3/30/07, to be repurchased at $750,342 on 4/2/07, collateralized by Private
Label CMOs, 0.00%-6.50%, 5/15/16-11/14/42, with a value of $525,000,050                                  750,000            750,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.33% in joint repurchase agreement (Principal Amount/Value
$300,000,000, with a maturity value of $300,135,250) with GX Clarke, 5.41%, dated 3/30/07, to be repurchased at $1,000,451 on 4/2/07, collateralized by U.S. Agency Mortgages,
0.00%-6.79%, 4/19/07-9/15/29, with a value of $306,003,495                                             1,000,000          1,000,000
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $6,077,510)                                 6,077,510

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,341,188,859)                                                          107.2%     1,386,201,189
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (7.2)       (92,680,535)
                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $ 1,293,520,654
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein beginning on page 12.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $14,170,413, which represents 1.10% of the Fund's net assets. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,917,733 or 0.15% of the Fund's net assets as of March 31, 2007.

6. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

7. Partial or fully-loaned security. See accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,349,011 or 1.50% of the Fund's net assets as of March 31, 2007.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $6,902,043. See accompanying Notes.

10. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.


              6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                         SHARES          GROSS         GROSS           SHARES
                                                              DECEMBER 31, 2006      ADDITIONS    REDUCTIONS   MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                     -    246,821,451   175,690,234       71,131,217

                                                                                                                     DIVIDEND
                                                                                                       VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                        $71,131,217   $      938,572

12. Rate shown is the 7-day yield as of March 31, 2007.

13. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor and the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event.


              7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $94,092,438 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


              8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                  DATES   CONTRACTS    MARCH 31, 2007   DEPRECIATION
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 30 yr.          6/20/07           8   $       890,000   $      4,133
                                                                            ------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.           6/29/07       1,282       262,669,781        432,759
U.S. Treasury Nts., 5 yr.           6/29/07       1,149       121,560,609        698,379
U.S. Treasury Nts., 10 yr.          6/20/07       1,534       165,863,750        547,516
                                                                            ------------
                                                                               1,678,654
                                                                            ------------
                                                                            $  1,682,787
                                                                            ============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the


              9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

                       NOTIONAL
                         AMOUNT                                                      TERMINATION
   SWAP COUNTERPARTY     (000S)            PAID BY THE FUND   RECEIVED BY THE FUND          DATE       VALUE
------------------------------------------------------------------------------------------------------------
                                                                  If positive, the
                                                                 absolute value of
                                  If negative, the absolute   Lehman Brothers U.S.
                                            value of Lehman            CMBS Index:
       Goldman Sachs                      Brothers U.S.CMBS     Aggregate AAA plus
     Capital Markets   $ 12,570       Index: Aggregate AAA.       15 basis points.        9/1/07   $   5,614

Abbreviation is as follows:

CMBS  Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $6,191,714, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $6,077,510 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $249,808 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


              10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                 $  1,341,197,841
Federal tax cost of other investments              (547,521,354)
                                               -----------------
Total federal tax cost                         $    793,676,487
                                               =================

Gross unrealized appreciation                  $     82,069,905
Gross unrealized depreciation                       (38,701,030)
                                               -----------------
Net unrealized appreciation                    $     43,368,875
                                               =================


              11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RAF FUND LTD. (WHOLLY-OWNED SUBSIDIARY)

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.4%
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1     $       1,085,340    $     1,081,356
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates,
Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1,2                                                             800,000            800,024
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 2               239,840             50,366
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                                                                                 867,893            862,730
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations,
Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                                                             1,840,000          1,843,859
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $4,636,611)                                                                           4,638,335

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--42.3%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--33.6%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--33.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                118,429            122,535
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                                    818,001            794,396
6%, 7/1/17                                                                                               767,907            781,792
6.50%, 8/1/32                                                                                            405,099            417,220
6.50%, 4/1/21 3                                                                                        3,324,200          3,408,827
7%, 11/1/22-12/1/34                                                                                    2,769,900          2,876,645
8%, 4/1/16                                                                                                48,923             51,604
9%, 8/1/22                                                                                                 7,756              8,310
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2080, Cl. C, 6.50%, 8/15/28                                                                       659,489            677,082
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                       489,803            502,082
Series 2116, Cl. ZA, 6%, 1/15/29                                                                       3,827,189          3,907,994
Series 2191, Cl. TZ, 7%, 10/15/29                                                                      1,680,174          1,743,729
Series 2341, Cl. FP, 6.22%, 7/15/31 1                                                                    337,205            343,895
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    1,530,849          1,575,541
Series 2436, Cl. MC, 7%, 4/15/32                                                                         918,342            953,774
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    1,080,307          1,133,857
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security, Series 177,
Cl. IO, 7.855%, 7/1/26 4                                                                                 375,529             82,666
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-5/1/19                                                                                   5,716,567          5,549,453
5%, 12/1/17-3/1/34                                                                                    26,677,357         26,064,440
5%, 4/1/20 5                                                                                             256,000            252,480
5.50%, 4/1/22 5                                                                                        9,555,000          9,578,888
6%, 6/1/30-11/1/32                                                                                     5,961,505          6,047,774
6%, 4/1/21 5                                                                                          16,310,000         16,580,126
6.50%, 12/1/28                                                                                           473,125            488,304
6.50%, 6/1/17 6                                                                                        6,185,762          6,342,557
7%, 11/1/17                                                                                            1,515,951          1,564,144
8.50%, 7/1/32                                                                                              8,068              8,699
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                1,321,645          1,356,005


              12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                                         $       4,575,969    $     4,836,066
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      2,805,236          2,858,012
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     2,084,684          2,055,368
Trust 2006-44, Cl. OA, 5.50%, 12/25/26 6                                                               5,530,000          5,544,578
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2005-83, Cl. SL, 7.325%, 10/25/35 4                                                             15,688,446            902,001
Trust 294, Cl. 2, 6.733%, 2/1/28 4                                                                       296,000             68,615
Trust 321, Cl. 2, 7.059%, 4/1/32 4                                                                     1,340,887            315,957
                                                                                                                    ---------------
                                                                                                                        109,795,416
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 12/15/17                                                        8,704              9,260
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--7.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates,
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                1,835,000          1,847,695
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                                                                           838,633            853,918
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                                     345,485            335,934
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               1,982,041          1,976,746
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  863,406            864,159
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             1,662,514          1,665,710
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                  400,000            393,219
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                  750,000            739,496
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                1,590,000          1,578,939
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A2,
5.479%, 11/10/39 1                                                                                     1,808,000          1,832,288
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                550,000            541,575
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                730,000            722,670
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             1,280,000          1,282,598
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2005-C5,
Cl. A2, 4.885%, 9/15/30                                                                                1,920,000          1,911,062
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                                                                1,242,892          1,254,263
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                                                   1,742,961          1,739,402
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                                  3,952,121          3,941,971
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed Securities,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                                                391,000            392,608
                                                                                                                    ---------------
                                                                                                                         23,874,253


              13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                        $       4,200,608    $     4,258,366
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                  300,626            306,960
                                                                                                                    ---------------
                                                                                                                          4,565,326
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $137,639,535)                                                                   138,244,255

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 2/29/12 7                                                                                        715,000            717,877
4.75%, 1/31/12 6                                                                                       1,237,000          1,248,163
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $1,951,933)                                                                       1,966,040

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--24.8%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                                    1,495,000          1,615,391
5.69% Nts., Series E, 3/13/09 1                                                                          580,000            581,329
------------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10 6                                             2,415,000          2,416,094
                                                                                                                    ---------------
                                                                                                                          4,612,814
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Block Financial Corp., 8.50% Sr. Unsec. Unsub. Nts., 4/15/07 6                                         2,880,000          2,882,393
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
P&O Princess/Carnival plc, 7.30% Nts., 6/1/07                                                            540,000            541,461
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12 6                                                            1,100,000          1,208,510
                                                                                                                    ---------------
                                                                                                                          1,749,971
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Black & Decker Holdings, Inc., 6.55% Sr. Unsec. Nts., 7/1/07 8                                         1,640,000          1,640,940
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                             295,000            295,601
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07 6                                                                       1,258,000          1,274,130
8% Sr. Nts., 2/1/09                                                                                      660,000            684,783
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                              80,000             83,124
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                1,925,000          1,897,877
                                                                                                                    ---------------
                                                                                                                          5,876,455
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.5%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                     1,145,000          1,218,111
------------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07 6                                                            2,000,000          2,000,256
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08 6                                                      300,000            310,950
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11 6                                              2,230,000          2,221,147
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10 6                                                 3,630,000          3,699,518
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 5.50% Unsec. Nts., 4/1/07 6                                                           730,000            730,000
------------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                              160,000            161,381
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                        370,000            357,842
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.:
5.50% Nts., 11/15/11                                                                                   1,440,000          1,453,084


              14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
6.75% Sr. Unsec. Unsub. Nts., 4/15/11 6                                                        $       2,390,000    $     2,520,965
                                                                                                                    ---------------
                                                                                                                         14,673,254
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                1,450,000          1,465,608
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.7%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09 6                                                                 910,000            886,042
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13 6                                                   2,190,000          2,186,040
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                           1,275,000          1,325,820
                                                                                                                    ---------------
                                                                                                                          4,397,902
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Earthgrains Co. (The), 6.50% Nts., 4/15/09 6                                                           1,165,000          1,187,648
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                   710,000            762,048
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                         1,080,000          1,095,453
7.75% Sr. Unsec. Nts., 2/15/12                                                                           180,000            196,941
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                                       1,475,000          1,580,980
------------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07 6                                                    920,000            915,153
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09 6                                2,125,000          2,220,625
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 8                                   3,055,000          3,024,346
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                      755,000            770,830
7.625% Sr. Unsec. Nts., 2/15/12                                                                          245,000            264,603
                                                                                                                    ---------------
                                                                                                                         10,830,979
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 6                                    170,000            167,796
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Regions Financial Corp., 4.50% Bonds, 8/8/08                                                             800,000            791,366
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Bank of America Corp., 3.875% Nts., 1/15/08 6                                                            180,000            178,032
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                                        280,000            290,742
------------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                        160,000            158,917
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                                    290,000            286,880
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                        180,000            180,445
                                                                                                                    ---------------
                                                                                                                          1,095,016
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.4%
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                                        410,000            403,771
------------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 6,8                                                        660,000            645,260
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus Nts., 7/1/07 8                                        370,000            372,264
                                                                                                                    ---------------
                                                                                                                          1,421,295
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   1,720,000          1,689,061
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Home Loans, Inc., 5.625% Nts., Series K, 5/15/07 6                                         1,830,000          1,830,547


              15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11 6                                                                  $       1,100,000    $     1,163,295
7.40% Unsec. Nts., 5/15/07 6                                                                           2,190,000          2,194,612
                                                                                                                    ---------------
                                                                                                                          3,357,907
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 6,8                                                    3,480,000          3,432,780
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                        155,000            159,554
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09 6                                                          2,075,000          2,235,682
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.6%
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07 6                                                 1,830,000          1,832,782
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             1,930,000          1,865,841
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     1,620,000          1,608,134
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                           1,475,000          1,616,892
                                                                                                                    ---------------
                                                                                                                          5,090,867
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                                330,000            328,625
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09 6                                                  1,350,000          1,405,929
                                                                                                                    ---------------
                                                                                                                          1,734,554
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
TXU Energy Co., 6.125% Nts., 3/15/08                                                                     165,000            166,170
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 1,2                                                        2,015,000          2,015,671
                                                                                                                    ---------------
                                                                                                                          2,181,841
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10 6                                           1,325,000          1,399,701
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 8.875% Sr. Nts., 5/15/07                                                   1,620,000          1,625,984
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                            1,005,000          1,004,261
------------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                                         415,000            409,986
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                                    1,755,000          1,884,121
                                                                                                                    ---------------
                                                                                                                          6,324,053
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $80,635,774)                                                                       81,022,125

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.642%, 11/30/07 1,6 (Cost $3,126,310)                                                  3,140,000          3,125,478


              16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--37.0% 9
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 90.12% in joint repurchase agreement (Principal Amount/Value
$134,200,000, with a maturity value of $134,259,719) with UBS Warburg LLC, 5.34%, dated
3/30/07, to be repurchased at $120,993,818 on 4/2/07, collateralized by Federal Home Loan
Mortgage Corp., 5.50%, 6/1/36, with a value of $137,147,670 (Cost $120,940,000)                $     120,940,000   $    120,940,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $348,930,163)                                                            107.1%       349,936,233
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (7.1)       (23,321,163)
                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $   326,615,070
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $2,866,061, which represents 0.88% of the Fund's net assets. See accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                         CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                                    SUBJECT TO PUT         DATE      PRICE      RECEIVED      VALUE
---------------------------------------------------------------------------------------------------
WTI Crude Oil Futures, 4/20/07                  42      4/17/07   $     60      $ 16,800   $ 11,760

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,369,239 or 0.42% of the Fund's net assets as of March 31, 2007.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $55,184,653. See accompanying Notes.

7. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                    CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                                              SUBJECT TO CALL        DATES      PRICE   RECEIVED      VALUE
-----------------------------------------------------------------------------------------------------------
London Metals Exchange Aluminum High Grade
Futures, 4/16/07                                           43       4/4/07   $  2,900   $ 10,750   $  1,215
London Metals Exchange Copper Futures,
4/16/07                                                    21       4/4/07      7,000     27,825     25,142
                                                                                        -------------------
                                                                                        $ 38,575   $ 26,357
                                                                                        ===================

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,115,590 or 2.79% of the Fund's net assets as of March 31, 2007.

9. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

RAF Fund Ltd. (the "Fund") is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund's investment manager is OppenheimerFunds, Inc. (OFI or Investment Manager). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (ORAMI or the Subadvisor), a wholly-owned subsidiary of the Investment Manager. As of March 31, 2007, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund (OCSTRF). OFI is also the investment advisor of OCSTRF and ORAMI is also the Subadvisor of OCSTRF.


              17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund's directors may further designate classes of participating shares and series within each class. As of August 31, 2006, the directors have not designated classes or series of outstanding participating shares. Issuance of additional participating shares is at the discretion of the Fund's directors. The following is a summary of significant accounting policies consistently followed by the Fund

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $26,423,822 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's


              18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:


              19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      UNREALIZED      PERCENT
                                                    APPRECIATION      OF FUND
CONTRACT DESCRIPTION                              (DEPRECIATION)   NET ASSETS
-------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Agriculture                                       $   (4,211,623)       (1.29)%
Energy                                                31,038,183         9.50
Industrial Metals                                      1,751,443         0.54
Livestock                                               (653,539)       (0.20)
Precious Metals                                          305,876         0.09
Softs                                                    (66,036)       (0.02)
                                                  -----------------------------
                                                      28,164,304         8.62
                                                  -----------------------------
CONTRACTS TO SELL
Energy                                                     6,615         0.00
Industrial Metals                                         (6,416)        0.00
Livestock                                                607,886         0.19
Precious Metals                                           11,293         0.00
Softs                                                    135,637         0.04
                                                  -----------------------------
                                                         755,015         0.23
                                                  -----------------------------
                                                  $   28,919,319         8.85%
                                                  =============================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:


              20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                           CALL OPTIONS             PUT OPTIONS
                                  ---------------------   ----------------------

                                  NUMBER OF   AMOUNT OF   NUMBER OF   AMOUNT OF
                                  CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                        --   $      --          --   $      --
Options written                          64      38,575         348     110,895
Options closed or expired                --          --        (306)    (94,095)
                                  ----------------------------------------------
Options outstanding as of
March 31, 2007                           64   $  38,575          42   $  16,800
                                  ==============================================

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund (RAF)

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007